Earnings Per Share - Additional Information (Detail) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Average outstanding stock options, antidilutive	128,921	209,263	130,973	209,297	365	206,010	209,931